OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Noncurrent Disclosure [Abstract]
Schedule Of Other Liabilities Noncurrent [Table Text Block]
The components of other long-term obligations were as follows:

	Successor
	As at December 31,
	2014	2013
Environmental and remedial	$4.2	$5.7
Snowflake union pension liability	10.1	–
Other	1.2	3.1
	$15.5	$8.8

Schedule of Asset Retirement Obligations [Table Text Block]
The following table provides a reconciliation of the company’s asset retirement obligations.

	Successor
	As at December 31,
	2014	2013
Balance, beginning of period	$6.0	$6.1
Liabilities settled	(0.3)	(0.3)
Liabilities derecognized	(0.7)	–
Accretion expense	0.1	0.2
Balance, end of period	$5.1	$6.0

Asset Retirement Obligations Classification [Table Text Block]
The balance sheet classification for asset retirement obligations is as follows:

	Successor
	As at December 31,
	2014	2013
Other long-term obligations	$4.2	$5.7
Accounts payable and accrued liabilities (note 14)	0.9	0.3
	$5.1	$6.0